Equity (Stock-Based Compensation Plans - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	3 years
Minimum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor	0.00
Maximum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor	2.00
2005 Stock and Incentive Compensation Plan [Member]
Equity - Stock-based Compensation Plans [Line Items]
Aggregate number of shares authorized for issuance	68,000,000
Shares available for grant	18,023,959
Stock Options
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	3 years
Award Expiration Date	10 years	10 years	10 years
Closing share price	54.09	$ 53.92
Stock Options | Phantom Share Units [Member]
Equity - Stock-based Compensation Plans [Line Items]
Awards granted	40,181
Paid	0
Stock Options | Phantom Share Units [Member] | Minimum
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	1 year
Stock Options | Phantom Share Units [Member] | Maximum
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	3 years
2005 Non-Management Director Stock Compensation Plan [Member]
Equity - Stock-based Compensation Plans [Line Items]
Aggregate number of shares authorized for issuance	2,000,000
Shares available for grant	1,642,208
Performance Shares
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	3 years
Awards granted	1,183,207
Paid	(1,551,570)
Performance Factor	1.01	0.80
Performance Shares | Scenario, Forecast [Member]
Equity - Stock-based Compensation Plans [Line Items]
Paid				(1,756,783)
Performance Shares | Minimum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor		0.0
Future Performance Factor	0.00
Performance Shares | Maximum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor		2.0
Future Performance Factor	1.75
Performance Shares | Phantom Share Units [Member]
Equity - Stock-based Compensation Plans [Line Items]
Awards granted	209,646
Paid	(127,094)
Restricted Stock Units
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	3 years
Awards granted	1,432,389
Paid	(1,264,470)
Restricted Stock Units | Phantom Share Units [Member]
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	3 years
Awards granted	307,873
Paid	(403,818)
Other Restricted Stock Units [Member]
Equity - Stock-based Compensation Plans [Line Items]
Vesting period	5 years